Concessions and Authorizations (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Concessions and Authorizations Held

Cemig, through its subsidiaries, holds the following concessions or authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION
Hydroelectric plants
Emborcação (1)	Cemig GT	07/1997	07/2025
Nova Ponte (1)	Cemig GT	07/1997	07/2025
Santa Luzia (1)	Cemig GT	07/1997	02/2026
Sá Carvalho (1)	Sá Carvalho	01/2004	12/2024
Rosal (1)	Rosal Energia	01/1997	05/2032
Machado Mineiro (1) Salto Voltão (1) Salto Paraopeba (1) Salto do Passo Velho (1)	Horizontes Energia	Resolution 331/2002	07/2025 10/2030 10/2030 10/2030
PCH Pai Joaquim (1)	Cemig PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	02/2035
Queimado (Consórcio) (1)	Cemig GT	06/1997	01/2033
Salto Morais (1)	Cemig GT	02/2013	07/2020
Rio de Pedras (1)	Cemig GT	02/2013	09/2024
Luiz Dias (1)	Cemig GT	02/2013	08/2025
Poço Fundo (1)	Cemig GT	02/2013	08/2025
São Bernardo (1)	Cemig GT	02/2013	08/2025
Xicão (1)	Cemig GT	02/2013	08/2025
Três Marias (2)	Cemig Geração Três Marias	08/2016	01/2046
Salto Grande (2)	Cemig Geração Salto Grande	09/2016	01/2046
Itutinga (2)	Cemig Geração Itutinga	10/2016	01/2046
Camargos (2)	Cemig Geração Camargos	11/2016	01/2046
Coronel Domiciano, Joasal, Marmelos, Paciência e Piau (2)	Cemig Geração Sul	12/2016 and 13/2016	01/2046
Dona Rita, Ervália, Neblina, Peti, Sinceridade e Tronqueiras (2)	Cemig Geração Leste	14/2016 and 15/2016	01/2046
Cajurú, Gafanhoto e Martins (2)	Cemig Geração Oeste	16/2016	01/2046
Thermal plants
Igarapé (1)	Cemig GT	07/1997	08/2024
Wind power plants
Central Geradora Eólica Praias de Parajuru (3)	Parajuru	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (3)	Volta do Rio	Resolution 660/2001	01/2031
POWER TRANSMISSION
Rede Básica (4)	Cemig GT	006/1997	01/2043
Subestação – SE Itajubá (4)	Cemig GT	79/2000	10/2030
ENERGY DISTRIBUTION (5)	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045
GAS DISTRIBUTION (5)	Gasmig	State Law 11,021/1993	01/2053
DISCONTINUED OPERATIONS
Light SESA	Light	06/1996	06/2026
Light Energia	Light	06/1996	06/2026
PCH Lajes	Light	07/2014	05/2026

(1)

Generation concession contracts that are not within the scope of IFRIC 12, whose infrastructure assets are recorded as PP&E since the concession grantor does not have control over whom the service is provided to as the output is being sold mainly in the Free Market (‘ACL’).

(2)	Generation concession contracts within the scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.
(3)

This refers to concessions, given by the process of authorization, for generation, as an independent power producer, of wind power, sold under the Proinfa program. The assets tied to the right of commercial operation are recorded in PP&E. The rights of authorization of commercial operation that are classified as an Intangible.

(4)	These refer to transmission concession contracts, for which a contract asset was recognized upon the application of IFRS 15 effective from January 1, 2018. See Note 2.4.
(5)

Concession contracts that are within the scope of IFRIC 12 and under which the concession infrastructure assets are recorded under the intangible and financial assets bifurcation model, and in compliance with IFRS 15, the infrastructure under construction has been classified as a contract asset.

Schedule of Concession and Amount to Be Paid

The information on the concessions and the amounts to be paid are as follows:

Project	Nominal value in 2018	Present value in 2018	Period of the concession	Updating indexer
Irapé	32,964	14,707	03/2006 – 02/2035	IGPM
Queimado (Consortium)	8,229	4,027	01/2004 – 12/2032	IGPM
Salto Morais Small Hydro Plant	—	—	06/2013 – 07/2020	IPCA
Rio de Pedras Small Hydro Plant	—	—	06/2013 – 09/2024	IPCA
Various Small Hydro Plants (*)	—	—	06/2013 – 08/2025	IPCA

(*)	Various SHPs, with installed capacity less than 50 MW: Luiz Dias, Poço Fundo, São Bernardo and Xicão.

Schedule of Nominal Value and Present Value Portion to Be paid

The amounts paid to the grantor in 2018, the nominal value and the present value of the amounts to be paid in the next 12 months, are as follows:

Project	Interest, %	Amounts paid in 2018	Nominal value of amounts to be paid in the next 12 months	Present value of amounts to be paid in the next 12 months
Irapé	100.00	1,762	2,019	1,902
Queimado (Consortium)	82.50	501	588	554
Salto Morais Small Hydro Plant	100.00	12	—	—
Rio de Pedras Small Hydro Plant	100.00	35	—	—
Various Small Hydro Plants	100.00	171	—	—